(Wells Fargo Small Company Value Fund - Classes A and C) | (Wells Fargo Small Company Value Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in "Share Class Features" and "Reductions and Waivers of Sales Charges" on pages 12 and 13 of the Prospectus and "Additional Purchase and Redemption Information" on page 50 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 26 for further information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - - (Wells Fargo Small Company Value Fund)	Class A		Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]	1.00%
[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses - - (Wells Fargo Small Company Value Fund)		Class A	Class C
Management Fees	[1]	0.85%	0.85%
Distribution (12b-1) Fees		none	0.75%
Other Expenses		0.62%	0.62%
Total Annual Fund Operating Expenses	[2]	1.47%	2.22%
Fee Waivers		(0.32%)	(0.32%)
Total Annual Fund Operating Expenses After Fee Waivers	[3]	1.15%	1.90%
[1]	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.
[2]	Includes other expenses allocated from the master portfolio in which the Fund invests.
[3]	The Manager has contractually committed through September 30, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waivers at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses from funds in which the master portfolio invests, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolio are included in the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period
Expense Example - (Wells Fargo Small Company Value Fund) - - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	685	983	1,303	2,206
Class C	293	664	1,161	2,529

Assuming No Redemption
Expense Example, No Redemption - (Wells Fargo Small Company Value Fund)	1 Year	3 Years	5 Years	10 Years
Class C | | USD ($)	193	664	1,161	2,529

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 110% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of small-capitalization companies.

The Fund is a gateway fund that invests substantially all of its assets in the Small Company Value Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Funds, or directly in a portfolio of securities.

We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2000® Index at the time of purchase. The market capitalization range of the Russell 2000® Index was approximately $4 million to $12.9 billion, as of January 31, 2018 and is expected to change frequently.

Our team's strategy is designed to provide exposure to small public companies with current stock prices that we believe do not accurately reflect their intrinsic values. We use bottom-up fundamental analysis (i.e., focusing on company-specific factors rather than broader market factors) to execute our investment philosophy which focuses on identifying three core alpha (i.e., excess returns relative to an index) drivers: value, quality partner, and contrarian. First and foremost, we believe a prospective company should possess attractive value characteristics such as being priced at a discount relative to peers and the company's own historic valuation metrics. We also seek companies that are shareholder-friendly quality partner firms demonstrating favorable cash flow generating capabilities and that have the management, business model, products and resources to drive organic growth. Lastly, the investment should exhibit what we believe are contrarian characteristics and be in a unique position for value creation, yet, overlooked by the investment community. We may sell a stock when it becomes fairly valued or when signs of fundamental deterioration surface.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Highest Quarter: 2nd Quarter 2009	+34.31%
Lowest Quarter: 4th Quarter 2008	-31.58%

Average Annual Total Returns for the periods ended 12/31/2017 (returns reflect applicable sales charges)
Average Annual Total Returns - (Wells Fargo Small Company Value Fund) -	Inception Date of Share Class	1 Year	5 Years	10 Years
Class A	Jan. 31, 2002	5.16%	11.93%	8.14%
Class A | (after taxes on distributions)	Jan. 31, 2002	5.09%	11.90%	8.11%
Class A | (after taxes on distributions and the sale of Fund Shares)	Jan. 31, 2002	2.99%	9.53%	6.65%
Class C	Aug. 30, 2002	9.80%	12.40%	8.00%
Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)		7.84%	13.01%	8.17%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

[1]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.